DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 5.7%
Deutsche Telekom AG	22,273	$476,803
Scout24 SE, 144A	521	35,942
Telefonica Deutschland Holding AG	5,990	11,393

(Cost $478,194)		524,138

Consumer Discretionary - 11.7%
adidas AG	1,113	222,573
Bayerische Motoren Werke AG	2,070	218,108
Continental AG	760	56,550
Delivery Hero SE, 144A*	1,203	43,994
Mercedes-Benz Group AG	5,511	403,609
Puma SE	718	48,271
Volkswagen AG	207	29,606
Zalando SE, 144A*	1,555	48,444

(Cost $1,330,994)		1,071,155

Consumer Staples - 1.9%
Beiersdorf AG	692	90,645
HelloFresh SE*	1,065	34,437
Henkel AG & Co. KGaA	714	49,380

(Cost $199,127)		174,462

Financials - 17.7%
Allianz SE	2,771	674,112
Commerzbank AG	7,309	80,444
Deutsche Bank AG(a)	13,310	145,078
Deutsche Boerse AG	1,305	231,860
Hannover Rueck SE	415	88,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	938	364,333
Talanx AG	440	29,605

(Cost $1,468,790)		1,613,746

Health Care - 9.7%
Bayer AG	6,750	369,921
Carl Zeiss Meditec AG	276	27,450
Fresenius Medical Care AG & Co. KGaA	1,412	68,210
Fresenius SE & Co. KGaA	2,902	93,176
Merck KGaA	888	159,842
QIAGEN NV*	1,565	71,597
Siemens Healthineers AG, 144A	1,943	97,444

(Cost $1,502,385)		887,640

Industrials - 18.2%
Brenntag SE	1,007	81,612
Daimler Truck Holding AG	3,389	119,396
Deutsche Lufthansa AG*	4,098	36,647
DHL Group	6,815	318,392
GEA Group AG	1,064	41,997
Knorr-Bremse AG	493	33,732
MTU Aero Engines AG	369	86,347
Rational AG	36	27,462
Rheinmetall AG	299	81,477
Siemens AG	5,221	786,254
Siemens Energy AG*	3,596	51,315

(Cost $1,378,884)		1,664,631

Information Technology - 15.1%
Bechtle AG	569	27,728
Infineon Technologies AG	8,966	320,981
Nemetschek SE	390	26,956
SAP SE	7,173	1,001,968

(Cost $984,307)		1,377,633

Materials - 6.6%
BASF SE	6,140	311,524
Covestro AG, 144A*	1,327	70,609
Evonik Industries AG	1,427	27,396
Heidelberg Materials AG	994	80,062
Symrise AG	911	94,991
Wacker Chemie AG	128	18,890

(Cost $885,808)		603,472

Real Estate - 1.7%
LEG Immobilien SE*	501	36,181
Vonovia SE	5,036	120,738

(Cost $268,963)		156,919

Utilities - 4.0%
E.ON SE	15,422	190,306
RWE AG	4,343	179,237

(Cost $352,159)		369,543

TOTAL COMMON STOCKS
(Cost $8,849,611)		8,443,339

PREFERRED STOCKS - 5.6%
Consumer Discretionary - 3.8%
Bayerische Motoren Werke AG	393	37,821
Dr Ing hc F Porsche AG, 144A	780	86,144
Porsche Automobil Holding SE	1,058	56,869
Volkswagen AG	1,413	173,198

(Cost $516,656)		354,032

Consumer Staples - 1.0%
Henkel AG & Co. KGaA
(Cost $130,183)	1,165	89,339

Health Care - 0.8%
Sartorius AG
(Cost $33,599)	181	74,071

TOTAL PREFERRED STOCKS (Cost $680,438)		517,442

EXCHANGE-TRADED FUNDS - 0.9%
iShares Currency Hedged MSCI Germany ETF (Cost $78,833)	2,650	81,143

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b) (Cost $38,690)	38,690	38,690

TOTAL INVESTMENTS - 99.2% (Cost $9,647,572)		$9,080,614
Other assets and liabilities, net - 0.8%		71,220

NET ASSETS - 100.0%		$9,151,834

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

COMMON STOCKS — 1.6%
Financials — 1.6%
Deutsche Bank AG(a)
135,616	2,648	(3,448)	(7,332)	17,594	—	—	13,310	145,078
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
1,145	357,922	(320,377)	—	—	1,175	—	38,690	38,690

136,761	360,570	(323,825)	(7,332)	17,594	1,175	—	52,000	183,768

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
DAX Mini Futures	EUR	1	$88,200	$86,743	9/15/2023	$(1,457)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/5/2023	EUR	209,000	USD	230,805	$4,121	$—
Goldman Sachs & Co.	9/5/2023	EUR	2,688,867	USD	2,969,415	53,039	—
JP Morgan & Chase Co.	9/5/2023	EUR	2,823,000	USD	3,117,543	55,685	—
RBC Capital Markets	9/5/2023	EUR	2,808,319	USD	3,101,322	55,386	—
RBC Capital Markets	9/5/2023	USD	9,257,152	EUR	8,529,186	—	(6,297)
RBC Capital Markets	10/3/2023	EUR	8,529,186	USD	9,269,613	6,206	—
Goldman Sachs & Co.	10/3/2023	USD	273,883	EUR	252,000	—	(190)

Total unrealized appreciation (depreciation)						$174,437	$(6,487)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,443,339	$—	$—	$8,443,339
Preferred Stocks(a)	517,442	—	—	517,442
Exchange-Traded Funds	81,143	—	—	81,143
Short-Term Investments(a)	38,690	—	—	38,690
Derivatives(b)
Forward Foreign Currency Contracts	—	174,437	—	174,437

TOTAL	$9,080,614	$174,437	$—	$9,255,051

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(6,487)	$—	$(6,487)
Futures Contracts	(1,457)	—	—	(1,457)

TOTAL	$(1,457)	$(6,487)	$—	$(7,944)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBGR-PH1

R-089711-1 (5/24) DBX005195 (5/24)